Vista Outdoor Inc. - 10-K Leases - Narrative (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Lessee, Lease, Description [Line Items]
Operating lease, impairment loss	$ 1,612	$ 3,116	$ 1,812
Minimum
Lessee, Lease, Description [Line Items]
Renewal term, up to (in years)	5 years	5 years